Document and Entity Information	Jul. 25, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 25, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-39743
Entity Registrant Name	KINNATE BIOPHARMA INC.
Entity Central Index Key	0001797768
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-4566526
Entity Address, Address Line One	103 Montgomery Street, Suite 150
Entity Address, Address Line Two	The Presidio of San Francisco
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94129
City Area Code	858
Local Phone Number	299-4699
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	KNTE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false